AB Cap Fund, Inc.

AB Emerging Markets Core Portfolio

Portfolio of Investments

March 31, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.1%
Financials - 29.7%
Banks - 21.4%
Agricultural Bank of China Ltd.-Class H	106,000	$49,000
Banco de Chile	249,888	36,527
Banco Santander Chile	254,160	18,857
Bangkok Bank PCL	6,000	40,838
Bank Central Asia Tbk PT	22,000	42,930
Bank Negara Indonesia Persero Tbk PT (a)	54,000	35,740
Bank of China Ltd.-Class H	95,000	43,175
Bank Polska Kasa Opieki SA	940	26,959
China Construction Bank Corp.-Class H	40,000	34,335
Credicorp Ltd.	285	68,386
CTBC Financial Holding Co., Ltd.	69,000	45,822
First Abu Dhabi Bank PJSC	11,560	48,086
HDFC Bank Ltd.	520	17,406
Industrial & Commercial Bank of China Ltd.-Class H	48,000	35,250
Itau Unibanco Holding SA (Preference Shares)	5,500	48,365
Kasikornbank PCL (Foreign Shares)	1,600	9,478
KB Financial Group, Inc.	320	11,841
Komercni banka as	1,300	53,138
Malayan Banking Bhd	30,200	68,624
Moneta Money Bank AS (b)	10,150	35,042
OTP Bank Nyrt	520	22,925
Public Bank Bhd	11,800	66,994
Shinhan Financial Group Co., Ltd.	1,580	58,669

		918,387

Diversified Financial Services - 1.6%
Fubon Financial Holding Co., Ltd.	46,000	68,765

Insurance - 5.4%
AIA Group Ltd.	7,000	69,998
BB Seguridade Participacoes SA	5,500	37,253
Cathay Financial Holding Co., Ltd.	22,000	32,136
DB Insurance Co., Ltd.	850	51,445
Ping An Insurance Group Co. of China Ltd.-Class H	3,500	39,404

		230,236

Thrifts & Mortgage Finance - 1.3%
Housing Development Finance Corp., Ltd.	1,970	55,833

		1,273,221

Consumer Staples - 17.1%
Beverages - 2.6%
Cia Cervecerias Unidas SA	4,240	61,783
Fomento Economico Mexicano SAB de CV	2,200	20,279
Kweichow Moutai Co., Ltd.-Class A	220	27,891

		109,953

Food & Staples Retailing - 2.7%
CP ALL PCL (NVDR)	17,800	41,944
Wal-Mart de Mexico SAB de CV	27,220	72,768

		114,712

Company	Shares	U.S. $ Value
Food Products - 6.2%
AVI Ltd.	2,570	$16,082
Danone SA	1,090	83,931
Nestle SA (REG)	1,450	138,258
Uni-President Enterprises Corp.	11,000	26,730

		265,001

Household Products - 0.3%
Hindustan Unilever Ltd.	610	15,022

Personal Products - 1.4%
Unilever PLC	1,060	61,016

Tobacco - 3.9%
Hanjaya Mandala Sampoerna Tbk PT	76,500	20,183
ITC Ltd.	19,910	85,194
Philip Morris International, Inc.	720	63,641

		169,018

		734,722

Information Technology - 16.5%
IT Services - 5.7%
HCL Technologies Ltd.	1,640	25,756
Infosys Ltd. (Sponsored ADR)	10,810	118,153
Tata Consultancy Services Ltd.	2,500	72,195
WNS Holdings Ltd. (ADR) (a)	570	30,364

		246,468

Semiconductors & Semiconductor Equipment - 6.2%
Chipbond Technology Corp.	14,000	32,391
Novatek Microelectronics Corp.	7,000	45,071
SK Hynix, Inc.	590	38,684
Taiwan Semiconductor Manufacturing Co., Ltd.	19,000	152,172

		268,318

Technology Hardware, Storage & Peripherals - 4.6%
Samsung Electronics Co., Ltd.	4,960	195,637

		710,423

Communication Services - 13.1%
Diversified Telecommunication Services - 2.2%
China Telecom Corp., Ltd.-Class H	62,000	34,498
Chunghwa Telecom Co., Ltd.	6,000	21,336
Emirates Telecommunications Group Co. PJSC	8,370	38,119

		93,953

Entertainment - 1.6%
NCSoft Corp.	100	43,718
NetEase, Inc. (ADR)	100	24,145

		67,863

Interactive Media & Services - 4.6%
Tencent Holdings Ltd.	4,300	197,748

Media - 1.3%
Cheil Worldwide, Inc.	1,830	39,027

Company	Shares	U.S. $ Value
Megacable Holdings SAB de CV	3,450	$16,000

		55,027

Wireless Telecommunication Services - 3.4%
Advanced Info Service PCL	4,900	28,410
China Mobile Ltd.	11,500	117,350

		145,760

		560,351

Consumer Discretionary - 7.1%
Diversified Consumer Services - 0.4%
New Oriental Education & Technology Group, Inc. (Sponsored ADR) (a)	200	18,018

Household Durables - 0.3%
Coway Co., Ltd.	150	12,488

Internet & Direct Marketing Retail - 5.5%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	971	177,159
Naspers Ltd.-Class N	250	58,260

		235,419

Textiles, Apparel & Luxury Goods - 0.9%
Shenzhou International Group Holdings Ltd.	3,000	40,306

		306,231

Utilities - 6.6%
Electric Utilities - 2.6%
Cia de Transmissao de Energia Eletrica Paulista (Preference Shares)	3,300	65,016
Transmissora Alianca de Energia Eletrica SA	7,600	48,139

		113,155

Gas Utilities - 0.7%
China Resources Gas Group Ltd.	6,000	28,326

Independent Power and Renewable Electricity Producers - 2.0%
China Yangtze Power Co., Ltd.-Class A	28,900	72,461
Engie Brasil Energia SA	1,200	13,090

		85,551

Water Utilities - 1.3%
Guangdong Investment Ltd.	30,000	57,925

		284,957

Energy - 5.8%
Oil, Gas & Consumable Fuels - 5.8%
China Petroleum & Chemical Corp.-Class H	72,000	57,144
LUKOIL PJSC (Sponsored ADR)	910	81,363
Petronet LNG Ltd.	24,730	89,392
Tatneft PJSC (Sponsored ADR)	330	22,836

		250,735

Industrials - 3.2%
Industrial Conglomerates - 0.3%
NWS Holdings Ltd.	5,000	10,947

Company	Shares			U.S. $ Value
Road & Rail - 1.2%
Daqin Railway Co., Ltd.-Class A		41,300		$51,201

Trading Companies & Distributors - 0.3%
BOC Aviation Ltd. (b)		1,800		14,692

Transportation Infrastructure - 1.4%
Grupo Aeroportuario del Centro Norte SAB de CV		3,740		21,085
Jiangsu Expressway Co., Ltd.-Class H		14,000		19,810
Malaysia Airports Holdings Bhd		10,300		18,296

				59,191

				136,031

Total Common Stocks (cost $3,842,093)				4,256,671

SHORT-TERM INVESTMENTS - 2.0%
Investment Companies - 1.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 2.38% (c)(d)(e) (cost $81,468)		81,468		81,468

	Principal Amount (000)
Time Deposits - 0.1%
BBH, Grand Cayman
(1.44)%, 4/01/19	CHF	0	*	256
(0.57)%, 4/01/19	EUR	1		587
0.37%, 4/01/19	GBP	1		1,079
0.40%, 4/01/19	NOK	4		441
0.90%, 4/01/19	SGD	0	*	3
1.42%, 4/01/19	HKD	2		315
5.07%, 4/01/19	ZAR	18		1,262

Total Time Deposits (cost $3,945)				3,943

Total Short-Term Investments (cost $85,413)				85,411

Total Investments - 101.1% (cost $3,927,506) (f)				4,342,082
Other assets less liabilities - (1.1)%				(49,121)

Net Assets - 100.0%				$4,292,961

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	133	ZAR	1,809	5/15/19	$(8,682)
Barclays Bank PLC	ZAR	1,809	USD	130	5/15/19	$4,915

						$(3,767)

*	Principal amount less than 500.

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the aggregate market value of these securities amounted to $49,734 or 1.2% of net assets.

(c)	The rate shown represents the 7-day yield as of period end.
(d)	Affiliated investments.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of March 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $476,375 and gross unrealized depreciation of investments was $(65,566), resulting in net unrealized appreciation of $410,809.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
NOK	-	Norwegian Krone
SGD	-	Singapore Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
NVDR	-	Non Voting Depositary Receipt
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares

COUNTRY BREAKDOWN 1

March 31, 2019 (unaudited)

26.2%	China
11.7%	India
10.4%	South Korea
9.8%	Taiwan
4.9%	Brazil
3.5%	Malaysia
3.2%	Switzerland
3.0%	Mexico
2.8%	Thailand
2.7%	Chile
2.4%	Russia
2.3%	Indonesia
2.0%	Czech Republic
13.1%	Other
2.0%	Short-Term

100.0%	Total Investments

1

All data are as of March 31, 2019. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.0% or less in the following countries: France, Hong Kong, Hungary, Peru, Poland, South Africa, United Arab Emirates, United Kingdom and United States.

AB Cap Fund, Inc.

AB Emerging Markets Core Portfolio

March 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2019:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$292,028		$981,193		$	– 0	–	$1,273,221
Consumer Staples	234,553		500,169			– 0	–	734,722
Information Technology	148,517		561,906			– 0	–	710,423
Communication Services	40,145		520,206			– 0	–	560,351
Consumer Discretionary	207,665		98,566			– 0	–	306,231
Utilities	126,245		158,712			– 0	–	284,957
Energy	104,199		146,536			– 0	–	250,735
Industrials	21,085		114,946			– 0	–	136,031
Short-Term Investments:
Investment Companies	81,468		– 0	–		– 0	–	81,468
Time Deposits	– 0	–	3,943			– 0	–	3,943

Total Investments in Securities	1,255,905		3,086,177	†		– 0	–	4,342,082
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	– 0	–	4,915			– 0	–	4,915
Liabilities
Forward Currency Exchange Contracts	– 0	–	(8,682)			– 0	–	(8,682)

Total	$1,255,905		$3,082,410		$	– 0	–	$4,338,315

†

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended March 31, 2019 is as follows:

Fund	Market Value 6/30/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$163	$1,739	$1,821	$81	$2